Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
SEC Schedule Article 12-09 Valuation And Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure [Text Block]
SCHEDULE II
UNITED TECHNOLOGIES CORPORATION AND SUBSIDIARIES
Valuation and Qualifying Accounts
Three years ended December 31, 2014
(Millions of Dollars)

Allowances for Doubtful Accounts and Other Customer Financing Activity:
Balance December 31, 2011	$456
Provision charged to income	72
Doubtful accounts written off (net)	(23)
Other adjustments	12
Balance December 31, 2012	517
Provision charged to income	74
Doubtful accounts written off (net)	(68)
Other adjustments	20
Balance December 31, 2013	543
Provision charged to income	93
Doubtful accounts written off (net)	(91)
Other adjustments	(41)
Balance December 31, 2014	$504
Future Income Tax Benefits—Valuation allowance:
Balance December 31, 2011	977
Additions charged to income tax expense	124
Additions charged to goodwill, due to acquisitions	71
Reductions credited to income tax expense	(245)
Other adjustments	(23)
Balance December 31, 2012	904
Additions charged to income tax expense	134
Additions charged to goodwill, due to acquisitions	12
Reductions credited to income tax expense	(52)
Other adjustments	(56)
Balance December 31, 2013	942
Additions charged to income tax expense	91
Reductions credited to income tax expense	(55)
Other adjustments [1]	(366)
Balance December 31, 2014	$612

Note 1: Included in Other adjustments for the year ended December 31, 2014 are reductions in valuation allowances associated with an agreement with a state taxing authority for the monetization of tax credits.